Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016		Mar. 31, 2017	Mar. 31, 2016		Jun. 30, 2016	Jun. 30, 2015
Segment Reporting Information [Line Items]
Revenues - external customers	$ 37	$ 379		$ 247	$ 673		$ 948	$ 1,851
Revenue From Intersegment	0	0		0	0
Research and development	1,136	1,048		3,005	2,303		3,156	3,495
General and administrative	2,837	2,403		7,657	5,509		7,685	5,022
Operating loss	(3,936)	(3,072)		(10,415)	(7,139)		(9,893)	(6,666)
Interest expense	(481)	(323)		(1,447)	(323)		(807)	0
Interest and other income	12	10		53	26		43	41
Consolidated net loss	(4,405)	(3,385)		(11,809)	(7,436)		(10,657)	(6,625)
Total assets	40,698	50,665		40,698	50,665		51,600	12,494
Fixed assets, net	25,794	25,775		25,794	25,775		25,574	13
Intangible assets, net	1,895	2,139		1,895	2,139		2,092	2,360
Depreciation expense	337	261		987	263		577	5
Amortization of intangible assets	88	92		264	274		363	358
Intersegment Eliminations [Member]
Segment Reporting Information [Line Items]
Revenues - external customers	0	0		0	0
Revenue From Intersegment	(644)	(129)		(1,645)	(129)
Research and development	(369)	(129)		(968)	(129)
General and administrative	(275)	0		(677)	0
Operating loss	0	0		0	0
Interest expense	0	0		0	0
Interest and other income	0	0		0	0
Consolidated net loss	0	0		0	0
Total assets	(12,555)	(40)		(12,555)	(40)
Fixed assets, net	0	0		0	0
Intangible assets, net	0	0		0	0
Depreciation expense	0	0		0	0
Amortization of intangible assets	0	0		0	0
iBio Brazil [Member]
Segment Reporting Information [Line Items]
Revenues - external customers							0	0
Research and development							0	0
General and administrative							22	93
Operating loss							(22)	(93)
Interest expense							0	0
Interest and other income							0	0
Consolidated net loss							(22)	(93)
Total assets							20	46
Fixed assets, net							0	10
Intangible assets, net							0	0
Depreciation expense							2	2
Amortization of intangible assets							0	0
iBio United States [Member]
Segment Reporting Information [Line Items]
Revenues - external customers							948	1,851
Research and development							3,156	3,495
General and administrative							7,663	4,929
Operating loss							(9,871)	(6,573)
Interest expense							(807)	0
Interest and other income							43	41
Consolidated net loss							(10,635)	(6,532)
Total assets							51,580	12,448
Fixed assets, net							25,574	3
Intangible assets, net							2,092	2,360
Depreciation expense							575	3
Amortization of intangible assets							$ 363	$ 358
Ibio Inc [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues - external customers	0	371		161	665
Revenue From Intersegment	283	0		695	0
Research and development	1,033	951		2,733	2,192
General and administrative	1,276	1,532		3,864	4,550
Operating loss	(2,026)	(2,112)		(5,741)	(6,077)
Interest expense	0	0		0	0
Interest and other income	8	8		35	24
Consolidated net loss	(2,018)	(2,104)		(5,706)	(6,053)
Total assets	20,573	11,015		20,573	11,015
Fixed assets, net	8	13		8	13
Intangible assets, net	1,895	2,139		1,895	2,139
Depreciation expense	1	2		3	4
Amortization of intangible assets	88	92		264	274
iBio CMO [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues - external customers	37	8	[1]	86	8	[1]
Revenue From Intersegment	361	129	[1]	950	129	[1]
Research and development	472	226	[1]	1,240	240	[1]
General and administrative	1,836	871	[1]	4,470	959	[1]
Operating loss	(1,910)	(960)	[1]	(4,674)	(1,062)	[1]
Interest expense	(481)	(323)	[1]	(1,447)	(323)	[1]
Interest and other income	4	2	[1]	18	2	[1]
Consolidated net loss	(2,387)	(1,281)	[1]	(6,103)	(1,383)	[1]
Total assets	32,680	39,690	[1]	32,680	39,690	[1]
Fixed assets, net	25,786	25,762	[1]	25,786	25,762	[1]
Intangible assets, net	0	0	[1]	0	0	[1]
Depreciation expense	336	259	[1]	984	259	[1]
Amortization of intangible assets	$ 0	$ 0	[1]	$ 0	$ 0	[1]

[1]	iBio CMO commenced operations in December 2015